Tangible Fixed Assets and Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2020
Tangible Fixed Assets and Vessels Under Construction
Schedule of movements in tangible fixed assets and vessels under construction

		Office
		property	Total
		and other	tangible	Vessels
		tangible	fixed	under
	Vessels	assets	assets	construction
Cost
As of January 1, 2019	4,899,678	23,710	4,923,388	159,275
Additions	26,233	1,454	27,687	450,918
Return of capital expenditures	(11,224)	—	(11,224)	—
Transfer from vessels under construction	406,870	—	406,870	(406,870)
Fully amortized fixed assets	(7,209)	—	(7,209)	—
As of December 31, 2019	5,314,348	25,164	5,339,512	203,323
Additions	40,116	11,245	51,361	677,456
Disposals	—	(3,029)	(3,029)	—
Transfer from vessels under construction	747,940	—	747,940	(747,940)
Fully amortized fixed assets	(24,363)	—	(24,363)	—
As of December 31, 2020	6,078,041	33,380	6,111,421	132,839
Accumulated depreciation
As of January 1, 2019	595,426	4,380	599,806	—
Depreciation	156,826	875	157,701	—
Impairment loss on vessels	162,149	—	162,149	—
Fully amortized fixed assets	(7,209)	—	(7,209)	—
As of December 31, 2019	907,192	5,255	912,447	—
Depreciation	165,411	790	166,201	—
Impairment loss on vessels	28,627	—	28,627	—
Fully amortized fixed assets	(24,363)	—	(24,363)	—
As of December 31, 2020	1,076,867	6,045	1,082,912	—
Net book value
As of December 31, 2019	4,407,156	19,909	4,427,065	203,323
As of December 31, 2020	5,001,174	27,335	5,028,509	132,839

Schedule of impairment loss recognized for vessels

	As of and for the year ended December 31, 2020
Vessel	Impairment loss	Recoverable amount
Methane Rita Andrea	(4,933)	91,162
Methane Lydon Volney	(4,704)	99,285
Methane Alison Victoria	(2,359)	96,385
Methane Shirley Elisabeth	(12,412)	92,688
Methane Heather Sally	(4,219)	103,274
Total	(28,627)	482,794

Schedule of new buildings on order at Samsung

	Date of	Estimated	Cargo
LNG Carrier	agreement	delivery	Capacity (cbm)
GasLog Galveston	August 2018	Q1 2021 (1)	174,000
Hull No. 2311	December 2018	Q2 2021	180,000
Hull No. 2312	December 2018	Q3 2021	180,000

Schedule of vessels under construction

	As of
	December 31,
	2019	2020
Progress shipyard installments	197,637	129,252
Onsite supervision costs	3,879	1,701
Critical spare parts, equipment and other vessel delivery expenses	1,807	1,886
Total	203,323	132,839